COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
SCHEDULE OF FUTURE MINIMUM PAYMENTS FOR OPERATING LEASES	The following table sets forth the Company’s office lease commitment as of December 31, 2021:
Office Rental

Year ending December 31,
2022	$-

Total	$-